FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED APRIL 17, 2015 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE PATHWAY ADVISORS CONSERVATIVE FUND AND THE PATHWAY ADVISORS AGGRESSIVE GROWTH FUND (THE "FUNDS") DATED AUGUST 31, 2014, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, James Worden has joined the portfolio management team with respect to the Funds. Therefore, effective immediately, the following changes are being made with respect to the Funds.

Summary Section/Pathway Advisors Conservative Fund

The section titled “Portfolio Managers” is hereby deleted and replaced in its entirety with the following:

Portfolio Managers

David Schauer, CFA, MSFA, CFP, Chief Investment Officer and consultant to the Adviser, has served as portfolio manager of the Fund since its inception in 2012.  James Worden, Director of Research for the Adviser, has served as portfolio manager of the Fund since April 2015.

Summary Section/Pathway Advisors Aggressive Growth Fund

The section titled “Portfolio Managers” is hereby deleted and replaced in its entirety with the following:

Portfolio Managers

David Schauer, CFA, MSFA, CFP, Chief Investment Officer and consultant to the Adviser, has served as portfolio manager of the Fund since its inception in 2012.  James Worden, Director of Research for the Adviser, has served as portfolio manager of the Fund since April 2015.

Prospectus

The section titled “The Portfolio Manager” on page 29 of the prospectus shall be deleted and replaced in its entirety with the following:

THE PORTFOLIO MANAGERS

The portfolio managers are primarily responsible for the day-to-day operation of each Fund.

More information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in each Fund is included in the SAI.

PORTFOLIO MANAGER	PAST 5 YEARS’ BUSINESS EXPERIENCE
David Schauer, CFA, MSFA, CFP

Portfolio manager of the Fund since inception in 2012, consultant to the Adviser since June 1, 2011 and, since 2004, has served as financial advisor and Chief Investment Officer of Hanson McClain Advisors, providing investment advice to retail advisory clients. Mr. Schauer earned a BS in Managerial Economics from the University of California, Davis, and a Master’s in Financial Analysis (MFSA) from the University of San Francisco.  He is a Certified Financial Planner™, and a Chartered Financial Analyst (CFA).

James Worden

Mr. Worden is the Director of Research for Hanson McClain Advisors. His responsibilities include asset allocation, fund due diligence, security selection, and portfolio management and analysis. Previously, Mr. Worden was a Portfolio Counselor for Iron Point Capital Management and Brecek & Young Advisors and was responsible for asset allocation, security selection, and portfolio management. Mr. Worden earned a Bachelor of Science in International Business Management from Brigham Young University – Hawaii. He joined Hanson McClain Advisors in 2012 and started in the investment industry in 1999. Mr. Worden is a CFA Charterholder and a member of CFA Society Sacramento.

Statement of Additional Information

The following information under the heading/subheading “PORTFOLIO MANAGER/Other Accounts Managed by Portfolio Managers” on page 71 of the Statement of Additional Information shall be deleted and replaced in its entirety with the following:

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Funds.

Other Accounts Managed by Portfolio Managers

The table below identifies as of April 30, 2014, for the portfolio managers of each Fund, the number of accounts (other than the Funds with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager(s) for the Funds	Registered InvestmentCompanies		Other Pooled InvestmentVehicles*		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
David Schauer, CFA, MSFA, CFP	0	$0	0		$8400	$2,033
James Worden*	0	$0	0		$8893	$2,079

* Information for James Worden as of March 31, 2015.

The following information under the heading/subheading “PORTFOLIO MANAGER/Ownership of Securities” on page 71 of the Statement of Additional Information shall be deleted and replaced in its entirety with the following:

Ownership of Securities

 The table below identifies ownership of Fund securities by each Portfolio Manager as of April 30, 2014.

FUND	Pathway Advisors Conservative Fund	Pathway Advisors Aggressive Growth Fund
Portfolio Manager(s)	Dollar Range of Ownership of Securities –	Dollar Range of Ownership of Securities –
David Schauer, CFA, MSFA, CFP	$0	$0
James Worden*	$0	$0

* Information for James Worden as of March 31, 2015.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE